Other Income/Expenses - Summary of Employee Benefits Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Employee benefits expense [line items]
Total	₽ 43,224	₽ 41,384	₽ 40,568
Cost of sales [member]
Employee benefits expense [line items]
Wages and salaries	21,235	21,020	19,580
Social security costs	7,005	6,877	6,332
Post-employment benefits	209	182	117
Selling and distribution expenses [member]
Employee benefits expense [line items]
Wages and salaries	3,864	3,566	3,470
Social security costs	1,055	968	911
Administrative and other operating expenses [member]
Employee benefits expense [line items]
Wages and salaries	7,853	6,939	8,193
Social security costs	₽ 2,003	₽ 1,832	₽ 1,965

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).